Cash and Cash Equivalents (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents (Details) [Line Items]
Maturity period	3 months	3 months
Top of range [Member]
Cash and Cash Equivalents (Details) [Line Items]
Interest rate per annum	4.50%	1.60%
Bottom of range [Member]
Cash and Cash Equivalents (Details) [Line Items]
Interest rate per annum		0.58%